Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS

24.    DERIVATIVE INSTRUMENTS

The Company enters into futures, forwards, swaps and option contracts as part of its risk management strategy to limit exposure to:

•	commodity price fluctuations related to the purchase and sale of commodities in the course of normal operations;
•	foreign exchange fluctuations on foreign currency denominated purchases and sales; and
•	interest rate fluctuations on debt securities.

The Company also enters into physical contracts for energy commodities. Collectively, these contracts are considered “derivatives”. The Company accounts for derivatives under one of the following four approaches:

1.	Physical contracts that meet the NPNS exception are not recognized on the balance sheet; they are recognized in income when they settle. The Company continually assesses contracts designated under the NPNS exception and will discontinue the treatment of these contracts under this exception if the criteria are no longer met.

2.	Derivatives that qualify for hedge accounting are recorded at fair value on the balance sheet. Derivatives qualify for hedge accounting if they meet stringent documentation requirements and can be proven to effectively hedge the identified cash flow risk both at the inception and over the term of the derivative. Specifically for cash flow hedges, the effective portion of the change in the fair value of derivatives is deferred to AOCL and recognized in income in the same period the related hedged item is realized. Any ineffective portion of the change in fair value from cash flow hedges is recognized in net income in the reporting period.

Where the documentation or effectiveness requirements are not met, the derivatives are recognized at fair value with any changes in fair value recognized in net income in the reporting period, unless deferred as a result of regulatory accounting.

3.	Derivatives entered into by NSPI, that are documented as economic hedges, and for which the NPNS exception has not been taken, receive regulatory deferral as approved by the UARB. These derivatives are recorded at fair value on the balance sheet as derivative assets or liabilities. The change in fair value of the derivatives is deferred to a regulatory asset or liability. The gain or loss is recognized when the derivatives settle. Management believes that any gains or losses resulting from settlement of these derivatives related to fuel for generation and purchased power will be refunded to or collected from customers in future rates through the FAM.

4.	Derivatives that do not meet any of the above criteria are designated as HFT and are recognized on the balance sheet at fair value. All gains and losses are recognized in net income of the period unless deferred as a result of regulatory accounting. The Company has not elected to designate any derivatives to be included in the HFT category when another accounting treatment applies.

Derivative assets and liabilities relating to the foregoing categories as at December 31 consisted of the following:

	Derivative Assets		Derivative Liabilities
millions of Canadian dollars	2011	2010	2011	2010
Current
Cash flow hedges
Power and gas swaps	-	-	$8.1	$6.4
Foreign exchange forwards	$2.7	$2.4	0.5	-
	2.7	2.4	8.6	6.4
Regulatory deferral
Commodity swaps and forwards
Coal purchases	5.4	23.6	0.1	1.9
Natural gas purchases and sales	0.7	0.8	33.5	20.3
Heavy fuel oil (“HFO”) purchases	-	1.9	-	1.3
Foreign exchange forwards	6.0	2.1	-	1.2
Physical natural gas purchases and sales	4.2	4.3	0.1	-
	16.3	32.7	33.7	24.7
HFT derivatives
Power swaps and physical contracts	1.4	10.5	1.2	2.6
Foreign exchange forwards	-	1.4	-	-
Natural gas swaps, futures, forwards and physical contracts	10.9	7.6	10.6	8.0
	12.3	19.5	11.8	10.6
Total gross current derivatives	31.3	54.6	54.1	41.7
Impact of master netting agreements with intent to settle net or simultaneously	(4.0)	(4.9)	(4.0)	(4.9)
Total current derivatives	27.3	49.7	50.1	36.8
Long-term
Cash flow hedges
Power swaps	0.2	0.5	12.8	8.3
Interest rate swaps	-	-	6.2	3.6
Foreign exchange forwards	2.8	4.1	0.2	-
	3.0	4.6	19.2	11.9
Regulatory deferral
Commodity swaps and forwards
Coal purchases	6.7	18.5	-	-
Natural gas purchases and sales	-	0.1	5.1	1.8
Foreign exchange forwards	18.2	2.2	7.9	9.4
Physical natural gas purchases and sales	3.7	8.1	-	-
	28.6	28.9	13.0	11.2
HFT derivatives
Power swaps and physical contracts	0.9	1.0	0.8	0.9
Natural gas swaps, futures, forwards and physical contracts	6.8	2.0	5.4	5.4
	7.7	3.0	6.2	6.3
Total gross long-term derivatives	39.3	36.5	38.4	29.4
Impact of master netting agreements with intent to settle net or simultaneously	0.3	(0.5)	0.3	(0.5)
Total long-term derivatives	39.6	36.0	38.7	28.9
Total derivatives	$66.9	$85.7	$88.8	$65.7

Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Cash Flow Hedges

The Company enters into various derivatives designated as cash flow hedges. Emera enters into power swaps to limit Bear Swamp’s exposure to purchased power prices. The Company also enters into foreign exchange forwards to hedge the currency risk for revenue streams and capital projects denominated in foreign currency for Brunswick Pipeline and Bayside Power, respectively. MPS entered into an interest rate swap to hedge the fluctuation in interest rates on long-term debt.

As previously noted, the effective portion of the change in fair value of these derivatives is included in AOCL, until the hedged transactions are recognized in income. The ineffective portion is recognized in income of the period. The table below shows the amounts related to cash flow hedges recorded in AOCL and income for the years ended December 31, 2011:

millions of Canadian dollars			2011		2010
	Power and Gas Swaps	Interest Rate Swaps	Foreign Exchange Forwards	Power Swaps	Foreign Exchange Forwards
Unrealized loss in non-regulated fuel and purchased power – ineffective portion	$(0.4)	-	-	-	-
Realized loss in non-regulated fuel and purchased power	(7.0)	-	-	$(8.6)	-
Realized gain in regulated operating revenue	-	-	$2.7	-	-
Realized loss in other income (expenses), net	-	-	(0.3)	-	-
Total (losses) gains in income	$(7.4)	-	$2.4	$(8.6)	-
Total unrealized (loss) gain in OCL – effective portion, net of tax	$(5.9)	$(1.4)	$(1.4)	$(0.3)	$6.4

The Company expects $5.0 million (after-tax) of unrealized losses currently in AOCL to be reclassified into net income within the next twelve months, as the underlying hedged transactions settle.

As at December 31, 2011, the Company had the following notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle as outlined below:

millions	2012	2013	2014	2015	2016
Power swaps (megawatt hours (“MWh”)) purchases	0.3	0.3	0.3	0.3	0.3
Gas swaps (Mmbtu) purchases	1.6	-	-	-	-
Foreign exchange forwards (EURO) purchases	9.6	-	-	2.8	-
Foreign exchange forwards (USD) sales	$53.8	$48.0	$15.0	$9.0	$6.0

In addition, the Company has interest rate swaps on long-term debt of $13.8 million until 2021 and $9.2 million until 2025.

Regulatory Deferral

As previously noted, NSPI receives approval from the UARB for regulatory deferral of gains and losses on certain derivatives documented as economic hedges that do not qualify for hedge accounting, including certain physical contracts that do not qualify for the NPNS exemption.

For the years ended December 31, the Company has recorded the following realized and unrealized gains (losses) with respect to derivatives receiving regulatory deferral:

	Regulatory Assets		Regulatory Liabilities
millions of Canadian dollars	2011	2010	2011	2010
Current
Commodity swaps and forwards
Coal purchases	$(1.0)	$(20.2)	$17.3	$(15.9)
Natural gas purchases and sales	13.7	3.5	(0.4)	0.1
HFO purchases	(1.3)	(1.2)	1.9	8.0
Foreign exchange forwards	(1.6)	(20.0)	(3.9)	9.0
Physical natural gas purchases and sales	0.1	(3.9)	0.1	(3.9)
Long-term
Commodity swaps and forwards
Coal purchases	-	(15.3)	11.8	(9.0)
Natural gas purchases and sales	3.3	(0.2)	0.1	(0.1)
HFO purchases	-	(1.3)	-	2.0
Foreign exchange forwards	(1.5)	6.7	(16.0)	18.1
Physical natural gas purchases and sales	-	-	4.4	(3.9)

Regulatory Impact Recognized in Net Income

For the years ended December 31, the Company recognized the following (losses) gains related to derivatives receiving regulatory deferral as follows:

millions of Canadian dollars	2011	2010
Other expenses, net	-	$1.5
Regulated fuel for generation and purchased power	$(21.3)	(66.8)
Net losses	$(21.3)	$(65.3)

Commodity Swaps and Forwards

As at December 31, 2011, the Company had the following notional volumes of outstanding commodity swaps and forward contracts designated for regulatory approval that are expected to settle as outlined below:

	2012	2013	2014
millions	Purchases	Purchases	Purchases
Coal (metric tonnes)	0.5	0.3	0.1
Natural gas (Mmbtu)	20.1	7.6	-

Foreign Exchange Swaps and Forwards

As at December 31, 2011, the Company had the following notional volumes of foreign exchange swaps and forward contracts designated for regulatory deferral that are expected to settle as outlined below:

	2012	2013	2014	2015	2016
Fuel purchases exposure (millions of US dollars)	$256.0	$212.0	$210.0	$210.0	$120.0
Weighted average rate	0.9912	1.0251	1.0106	1.0090	0.9814
% of USD requirements	81.3%	67.3%	66.7%	66.7%	38.1%

Held-for-Trading Derivatives

In the ordinary course of its business, Emera enters into physical contracts for the purchase and sale of natural gas; and power and natural gas swaps, forwards, and futures to economically hedge those physical contracts. These derivatives are all considered HFT.

For the years ended December 31, the Company has recognized the following realized and unrealized gains (losses) with respect to HFT derivatives:

millions of Canadian dollars	2011	2010
Power swaps and physical contracts in non-regulated operating revenues	$(5.9)	$9.4
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues	19.9	11.8
Foreign exchange forwards in other income (expenses), net	(0.1)	2.7
	$13.9	$23.9

As at December 31, 2011, the Company had the following notional volumes of outstanding HFT derivatives that are expected to settle as outlined below:

millions	2012	2013	2014	2015	2016	2017
Natural gas purchases (Mmbtu)	89.0	44.3	29.8	22.4	5.8	-
Natural gas sales (Mmbtu)	47.1	14.6	3.7	1.8	-	-
Power purchases (MWh)	0.2	-	-	-	-	-
Power sales (MWh)	0.2	-	-	-	-	-
Foreign exchange forwards (USD)	-	-	-	-	-	-

Credit Risk

The Company is exposed to credit risk with respect to amounts receivable from customers, energy marketing collateral deposits and derivative assets. Credit risk is the potential loss from counterparty’s non-performance under an agreement. The Company manages credit risk with policies and procedures for counterparty analysis, exposure measurement, and exposure monitoring and mitigation. Credit assessments are conducted on all new customers and counterparties and deposits or collateral are requested on any high risk accounts.

The Company assesses the potential for credit losses on a regular basis, and where appropriate, maintains provisions. With respect to counterparties, the Company has implemented procedures to monitor the creditworthiness and credit exposure of counterparties and to consider default probability in valuing the counterparty positions. The Company monitors counterparties’ credit standing, including those that are experiencing financial problems, have significant swings in default probability rates, have credit rating changes by external rating agencies, or have changes in ownership. Net liability positions are adjusted based on the Company’s current default probability. Net asset positions are adjusted based on the counterparty’s current default probability. The Company assesses credit risk internally for counterparties that are not rated.

As at December 31, 2011, the maximum exposure the Company has to credit risk is $414.9 million (2010 – $412.3 million) which includes accounts receivable net of collateral/deposits and assets related to derivatives.

It is possible that volatility in commodity prices could cause the Company to have material credit risk exposures with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. The Company transacts with counterparties as part of its risk management strategy for managing commodity price, foreign exchange and interest rate risk. Counterparties that exceed established credit limits can provide a cash deposit or letter of credit to the Company for the value in excess of the credit limit where contractually required. The total cash deposits/collateral on hand as at December 31, 2011 was $111.6 million (2010 – $66.3 million) which mitigates the Company’s maximum credit risk exposure. The Company uses the cash as payment for the amount receivable or returns the deposit/collateral to the customer/counterparty where it is no longer required by the Company.

The Company enters into commodity master arrangements with its counterparties to manage certain risks, including credit risk to these counterparties. The Company generally enters into International Swaps and Derivatives Association agreements (“ISDA”), North American Energy Standards Board agreements (“NAESB”) and, or Edison Electric Institute agreements. The Company believes that entering into such agreements offers protection by creating contractual rights relating to creditworthiness, collateral, non-performance and default.

As at December 31, 2011, the Company had $92.3 million (2010 – $55.9 million) in financial assets, considered to be past due, which have been outstanding for an average 68 days. The fair value of these financial assets is $80.0 million (2010 – $49.2 million), the difference of which is included in the allowance for doubtful accounts. These assets primarily relate to accounts receivable from electric revenue.

Concentration risk

The Company’s concentrations of risk as at December 31 consisted of the following:

	2011 millions of Canadian dollars	% of total exposure	2010 millions of Canadian dollars	% of total exposure
Receivables, net
Regulated utilities
Residential	141.5	27%	115.8	24%
Commercial	92.8	18%	64.0	13%
Industrial	34.5	7%	38.0	8%
Other	28.0	5%	27.4	6%
	296.8	57%	245.2	51%
Trading group
Credit rating of A- or above	7.0	1%	10.6	2%
Credit rating of BBB- to BBB+	5.5	1%	7.1	1%
Not rated – fully collateralized	11.7	2%	6.2	1%
Not rated	27.8	5%	39.7	9%
	52.0	9%	63.6	13%
Other accounts receivable	110.8	21%	84.1	18%
	459.6	87%	392.9	82%
Derivative Instruments (current and long-term)
Credit rating of A- or above	44.3	9%	56.6	12%
Credit rating of BBB- to BBB+	10.2	2%	11.8	2%
Not rated	12.4	2%	17.3	4%
	66.9	13%	85.7	18%
	$526.5	100%	$478.6	100%

Cash Collateral

The Company’s cash collateral positions as at December 31 consisted of the following:

millions of Canadian dollars	2011	2010
Cash collateral provided to others	$71.6	$41.6
Cash collateral received from others	5.7	3.0

Collateral is posted in the normal course of business based on the Company’s creditworthiness, including its senior unsecured credit rating as determined by certain major credit rating agencies. Certain of the Company’s derivatives contain financial assurance provisions that require collateral to be posted if a material adverse credit-related event occurs. If a material adverse event resulted in the senior unsecured debt to fall below investment grade, the counterparties to such derivatives could request ongoing full collateralization.

As at December 31, 2011, the total fair value of these derivatives, was a net liability position is $88.8 million (2010 – $65.7 million). If the credit ratings of the Company were reduced below investment grade the full value of the net liability position could be required to be posted as collateral for these derivatives.